COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Future liability for point redemptions			$ 187,000
Rent expense	$ 277,801	$ 211,680
For the year ended:
12/31/2019	163,218
12/31/2020	163,218
12/31/2021	163,218
12/31/2022	163,218
12/31/2023	133,295
Total	$ 786,167